Schedule Condensed Statement of Cash Flow (Detail) - Successor - USD ($) $ in Millions		3 Months Ended		9 Months Ended
	Dec. 19, 2016	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2017
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Deferred income tax benefit, net			$ (76)	$ 209
Impacts of tax receivable agreement		$ (138)	22	(96)
Other, net			7	84
Cash used in operating activities			81	845
Cash flows - financing activities:
Special dividend (Note 4)			(992)
Other, net			(2)	(5)
Cash (used in) provided by financing activities			6	(37)
Cash flows - investing activities:
Changes in restricted cash			48	34
Cash used in investing activities			(45)	(597)
Net change in cash and cash equivalents			42	211
Cash and cash equivalents - beginning balance			801	843
Cash and cash equivalents - ending balance		$ 1,054	843	1,054
Parent Company [Member]
Cash flows - operating activities:
Net loss			(163)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Pretax equity in losses of consolidated subsidiaries			204
Deferred income tax benefit, net			(76)
Impacts of tax receivable agreement			22
Other, net			3
Changes in operating assets and liabilities			(26)
Cash used in operating activities			(36)
Cash flows - financing activities:
Special dividend (Note 4)	$ (992)		(992)
Other, net			1
Cash (used in) provided by financing activities			(991)
Cash flows - investing activities:
Dividend received from subsidiaries			997
Changes in restricted cash			36
Cash used in investing activities			1,033
Net change in cash and cash equivalents			6
Cash and cash equivalents - beginning balance			20	$ 26
Cash and cash equivalents - ending balance			$ 26